INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 27,300	¥ 10,500
Weighted average maturities periods	3 years 6 months	2 years 9 months 18 days
Available-for-sale debt investments
Available-for-sale debt securities, Cost	¥ 1,678	¥ 1,597
Available-for-sale debt securities, Gross Unrealized Gains, including foreign exchange adjustment	165	163
Available-for-sale debt securities, Gross Unrealized Losses, including foreign exchange adjustment	(873)	(819)
Available-for-sale debt securities, Fair value	970	941
Gain (loss) from change in fair value of equity investment	25	36
Gain (loss) from change in fair value of equity investment, net tax benefit	6	9
Available-for-sale debt investments impairment charges	28	92	¥ 115
Unrealized securities holding gains/(loss), net of tax expense/(benefit)	¥ (7)	¥ (2)	¥ (162)